WARRANTS	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Warrants
WARRANTS

NOTE 14 – WARRANTS

During the three months ended March 31, 2025, the Company entered into exchange agreements with holders of 50,445 warrants whereby the Company and the warrant holders agreed to exchange the warrants for shares of common stock equivalent to 96% of the shares of common stock issuable upon exercise of the warrants, or 48,435 shares of common stock. Concurrently, the Company and the holders of 38,868 warrants issued on or about March 18, 2024, April 22, 2024, and May 16, 2024, agreed to amend these warrants to reduce the exercise price from $2.91 to $1.50 per share, increase the number of shares issuable upon exercise by 250%, and remove certain adjustment provisions in the event of certain dilutive issuances or share combinations. As a result of this amendment, an additional 58,293 warrants were issued.

During the three months ended March 31, 2025, an additional 8,843 warrants were cashless exercised into 55,066 shares of common stock.

On January 10, 2025, 68,581 warrants were exercised into 68,581 shares of common stock at an exercise price of $58.30 per share.

On February 10, 2025, 155,451 warrants were exercised into 155,451 shares of common stock at an exercise price of $36.30 per share.

During the three months ended September 30, 2025, an additional 98,246 warrants were cashless exercised into 137,185 shares of common stock.

During the three months ended December 31, 2025, an additional 181,599 warrants were cashless exercised into 136,200 shares of common stock.

A summary of the warrant activity for the six months ended June 30, 2026 is as follows:

			Weighted-Average
		Weighted-Average	Remaining	Aggregate
	Shares	Exercise Price	Contractual Term	Intrinsic Value
Outstanding at December 31, 2025	3,421	$172.30	3.28	$-
Exercisable at December 31, 2025	3,421	$172.30	3.28	$-
Granted	-	-
Exercised	-	-
Cancelled/Exchanged	-	-
Outstanding at June 30, 2026	3,421	$172.30	2.78	$-
Exercisable at June 30, 2026	3,421	$172.30	2.78	$-

Exercise	Warrants	Weighted Avg.	Warrants
Price	Outstanding	Remaining Life	Exercisable
$165.00	3,260	2.89	3,260
320.10	161	0.67	161
	3,421	2.78	3,421

The aggregate intrinsic value of outstanding stock warrants was $0 based on warrants with an exercise price less than the Company’s stock price of $2.96 as of June 30, 2026 which would have been received by the warrant holders had those holders exercised the warrants as of that date.

NOTE 16 – WARRANTS

During the year ended December 31, 2024, the Company entered into warrant exercise inducement offer letters with the holders of its existing warrants, pursuant to which it issued 972 shares of common stock and recorded an additional 15 shares to be issued for cash proceeds of $2,834,632, payment of legal fees $139,955, and were issued new warrants to purchase 1,669 shares of common stock at an exercise price of $3,366 per share. On March 18, 2024, the Company realized a deemed dividend of $1,444,324 for a deemed dividend for the reduction in the exercise price. On March 18, 2024, the Company realized an expense for the issuance of new warrants for the inducement of $3,029,927.

During the year ended December 31, 2024, the Company issued 840 warrants to purchase common stock to its financial advisor, for which it recognized an expense of $3,004,909 for the fair value of the warrants.

During the year ended December 31, 2024, and prior to the Reverse Stock Split, the Company issued 29,891 warrants to purchase common stock in connection with the security purchase agreements described above. The warrants have a term of 5 years and were granted with exercise prices between $3,300 and $4,950.

As a result of the Reverse Stock Split on May 31, 2024, the Company issued 166,095 additional warrants to purchase shares of common stock pursuant to the reverse-split price protection clauses contained within the warrants, such that the exercise price of the warrant would be reset to the volume weighted average price following a reverse-split and the number of shares issuable under the warrant would also increase.

During the year ended December 31, 2024, 143,115 warrants were exercised on a cashless basis for 107,337 shares of common stock.

During the three months ended March 31, 2025, the Company entered into exchange agreements with holders of 50,445 warrants whereby the Company and the warrant holders agreed to exchange the warrants for shares of common stock equivalent to 96% of the shares of common stock issuable upon exercise of the warrants, or 48,435 shares of common stock. Concurrently, the Company and the holders of 38,868 warrants issued on or about March 18, 2024, April 22, 2024, and May 16, 2024, agreed to amend these warrants to reduce the exercise price from $2.91 to $1.50 per share, increase the number of shares issuable upon exercise by 250%, and remove certain adjustment provisions in the event of certain dilutive issuances or share combinations. As a result of this amendment, an additional 58,293 warrants were issued.

During the three months ended March 31, 2025, an additional 8,843 warrants were cashless exercised into 55,066 shares of common stock.

On January 10, 2025, 68,581 warrants were exercised into 68,581 shares of common stock at an exercise price of $58.30 per share.

On February 10, 2025, 155,451 warrants were exercised into 155,451 shares of common stock at an exercise price of $36.30 per share.

During the three months ended September 30, 2025, an additional 98,246 warrants were cashless exercised into 137,185 shares of common stock.

During the three months ended December 31, 2025, an additional 181,599 warrants were cashless exercised into 136,200 shares of common stock.

A summary of the warrant activity for the years ended December 31, 2025 and 2024 is as follows:

			Weighted-Average
		Weighted-Average	Remaining	Aggregate
	Shares	Exercise Price	Contractual Term	Intrinsic Value
Outstanding at December 31, 2024	104,319	$323.40	4.40	$-
Granted	282,339	$43.34
Exercised	(383,237)	$43.34
Cancelled/Exchanged	-	$-
Outstanding at December 31, 2025	3,421	$172.30	3.28	$-
Exercisable at December 31, 2025	3,421	$172.30	3.28	$-

Exercise	Warrants	Weighted Avg.	Warrants
Price	Outstanding	Remaining Life	Exercisable
$165.00	3,260	3.38	3,260
320.10	161	1.16	161
	3,421	3.28	3,421

The aggregate intrinsic value of outstanding stock warrants was $0 based on warrants with an exercise price less than the Company’s stock price of $5.24 as of December 31, 2025 which would have been received by the warrant holders had those holders exercised the warrants as of that date.